OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 6:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2016	2015

Employees and payroll accruals	$170	$95
Accrued expenses	99	47
Income tax accrual	214	97

	483	239